Capital management	12 Months Ended
Dec. 31, 2021
Capital management
Capital management

21. Capital management

Management’s aim is to maintain a sufficient capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Equity is monitored by the Company using financial ratios. The equity used as a basis for determining the equity ratio corresponds to the equity disclosed in the Consolidated Statement of Financial Position.

voxeljet’s capital structure as of the end of the reporting periods 2021 and 2020 was as follows:

CAPITAL STRUCTURE

	December 31,
	2021	2020

	(€ in thousands)
Equity	32,487	19,641
Share of total equity and liabilities	48.2%	36.9%
Current financial liabilities	14,882	19,770
Non-current financial liabilities	12,938	7,314
Total financial liabilities	27,820	27,084
Share of total equity and liabilities	41.2%	50.9%
Total equity and liabilities	67,459	53,227

LOAN COVENANTS

Under the terms of the major borrowing facilities, voxeljet is required to comply with the following financial covenants:

-	Maintain a minimum amount of cash and cash equivalents
-	Maintain a minimum total net financial debt ratio to total equity
-	Pledge of a certain security deposit

As of December 31, 2021, the Company was in compliance with all covenants.